Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Amounts Due to Related Parties, Included in Trade Payables and Accrued Liabilities

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 7):

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2019	December 31, 2018
Directors and officers of the Company	9	1

Total	9	1

Schedule of Key Management Compensation

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	September 30, 2019	September 30, 2018
Geological consulting fees – expensed	86	78
Geological consulting fees – capitalized	-	18
Management fees – expensed	567	577
Salaries - expensed	142	127
Share-based payments	-	192
Total	795	992